Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Material Supplies And Other	$ 44	$ 29
Crude Inventory In Transit	2	2
Inventories	$ 46	$ 31